Summary of Significant Accounting Policies (Details) (USD $)	12 Months Ended			9 Months Ended	3 Months Ended	0 Months Ended
	Dec. 31, 2014 item	Dec. 31, 2013	Dec. 31, 2012	Sep. 27, 2014	Sep. 28, 2013	Sep. 27, 2014	Dec. 31, 2010
Operations of Seaboard Corporation and its Subsidiaries
Percentage of ownership interest held by Seaboard Flour LLC and SFC Preferred LLC (Parent Companies)	76.40%
Goodwill and Other Intangible Assets
Goodwill	$ 14,846,000	$ 43,218,000
Impairment charges	0
Changes in the asset retirement obligation
Beginning balance	15,578,000	14,315,000		15,578,000
Accretion Expense	1,263,000	1,177,000
Disposals	(114,000)
Liability for additional lagoons placed in service		86,000
Ending balance	16,727,000	15,578,000	14,315,000
Reclassifications
Increase in accounts payable due to reclassification		10,552,000
Cash and Cash Equivalents
Interest	20,177,000	11,119,000	11,674,000
Income taxes (net of refunds)	135,393,000	59,899,000	69,760,000
Supplemental Non-Cash Transactions
Gain on sale of controlling interest in subsidiary	65,955,000
Net proceeds from sale of controlling interest in subsidiary	74,142,000
Non-cash, pay-in-kind interest income and accretion of discount recognized on a note receivable from an affiliate	15,837,000	13,642,000	11,936,000
Foreign Currency Transactions and Translation
Number of consolidated subsidiaries using local currency as their functional currency	2
Number of non-controlled, non-consolidated affiliates using local currency as their functional currency	8
Minimum
Principles of Consolidation and Investments in Affiliates
Time lag for reporting financial information of certain foreign subsidiaries and affiliates	1 month
Property, Plant and Equipment
Useful Lives	3 years
Maximum
Principles of Consolidation and Investments in Affiliates
Time lag for reporting financial information of certain foreign subsidiaries and affiliates	3 months
Property, Plant and Equipment
Useful Lives	30 years
Divestiture of a 50% interest in Daily's
Supplemental Non-Cash Transactions
Decrease in net working capital				21,070,000
Decrease (increase) in investments in and advances to affiliates				(74,142,000)
Decrease in fixed assets				16,038,000
Decrease in goodwill				28,372,000
Decrease in other intangible assets, net (not subject to amortization)				17,000,000
Decrease in noncontrolling interest				(151,000)
Gain on sale of controlling interest in subsidiary				65,955,000
Net proceeds from sale of controlling interest in subsidiary				74,142,000
Bakery business | Democratic Republic of Congo
Supplemental Non-Cash Transactions
Decrease (increase) in investments in and advances to affiliates					26,290,000
Increase in long-term notes receivable from affiliates		26,290,000			26,290,000
Percentage of ownership					50.00%		50.00%
Pork segment
Goodwill and Other Intangible Assets
Goodwill	12,256,000	12,256,000
Supplemental Non-Cash Transactions
Percentage of ownership	50.00%			50.00%		50.00%
Pork segment | Triumph
Supplemental Non-Cash Transactions
Percentage of ownership interest sold				50.00%		50.00%
Pork segment | Triumph | Divestiture of a 50% interest in Daily's
Supplemental Non-Cash Transactions
Percentage of ownership interest sold				50.00%		50.00%
Gain on sale of controlling interest in subsidiary						65,955,000
Net proceeds from sale of controlling interest in subsidiary						$ 74,142,000